TAXES ON INCOME (Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic
Foreign	$ 84	$ 967	$ (382)
Current Income Tax Expense (Benefit), Total	$ 84	$ 967	$ (382)